Cover Page	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Entity Registrant Name	OTONOMO TECHNOLOGIES LTD.
Document Type	F-4
Amendment Flag	false
Entity Central Index Key	0001842498
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	16 Abba Eban Blvd.
Entity Incorporation, State or Country Code	L3
Entity Address, Country	IL
Entity Address, City or Town	Herzliya Pituach
Entity Address, Postal Zip Code	467256
City Area Code	972
Local Phone Number	52-432-9955
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	NY
Entity Address, Postal Zip Code	10168
City Area Code	1(800)
Local Phone Number	221-0102